Going Concern (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Line Items]
Loss incured		$ (15,665,634)	$ (61,221,032)	$ (18,050,307)
Retained earnings		(138,948,686)	(123,135,335)
Working capital deficit		$ (17,197,058)	$ 16,604,967
Forecast [Member]
Going Concern [Line Items]
Cash consideration	$ 19,000,000